Document and Entity Information	Dec. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000851310
Document Type	8-K
Document Period End Date	Dec. 08, 2025
Entity Registrant Name	HARMONIC INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-25826
Entity Tax Identification Number	77-0201147
Entity Address, Address Line One	2590 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	542-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	HLIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false